Fees and Expenses	Oct. 28, 2026
New Covenant Equity Fund | New Covenant Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%
Distribution (12b‑1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.98%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Equity Fund	$100	$312	$542	$1,201

Expense Example, No Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Equity Fund	$100	$312	$542	$1,201

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Distribution (12b‑1) Fees	None
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.97%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Income Fund	$99	$309	$536	$1,190

Expense Example, No Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Income Fund	$99	$309	$536	$1,190

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 285% of the average value of its portfolio.

Portfolio Turnover, Rate	285.00%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Distribution (12b‑1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses (AFFE)	0.72%
Total Annual Fund Operating Expenses	0.93%†

† The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Balanced Growth Fund	$95	$296	$515	$1,143

Expense Example, No Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Balanced Growth Fund	$95	$296	$515	$1,143

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Distribution (12b‑1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses (AFFE)	0.73%
Total Annual Fund Operating Expenses	0.94%†

† The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Balanced Income Fund	$96	$300	$520	$1,155

Expense Example, No Redemption [Table]
1 Year		3 Years	5 Years	10 Years
New Covenant Balanced Income Fund	$96	$300	$520	$1,155

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%